GENERAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 29, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Aug. 02, 1988	Aug. 02, 1988
Cash equivalents and marketable securities	$ 8,153	$ 8,202	$ 15,492
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01